Purchase of Intellectual Property Portfolio (Tables)	9 Months Ended
Sep. 30, 2023
Purchase of Intellectual Property Portfolio [Abstract]
Schedule of Excluding Amortization Expense	The amortized cost as of September 30, 2023 was as follows:
Portfolio Cost	$4,000,000
Accumulated amortization as of September 30, 2023	(297,520)
$3,702,480

Schedule of Excluding Amortization Expense

The Company will record amortization expense of the Portfolio as follows:

For the year ending December 31, 2023	$595,041
For the year ending December 31, 2024	1,190,083
For the year ending December 31, 2025	958,678
For the year ending December 31, 2026	517,906
For the year ending December 31, 2027	341,598
For the year ending December 31, 2028	264,463
Thereafter	132,231
Total	$4,000,000